Notes to consolidated statement of profit and loss and other comprehensive income - Operating leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating leases
Operating lease payments recognized as expense	€ 1,200	€ 900
Operating lease payments recognized as expense in research and development expenses	300	200
Operating lease payments recognized as expense in selling, general and administrative expenses	900	700
Operating lease commitments	€ 1,526	2,098	€ 1,902
Cars | Maximum
Operating leases
Maturity term of lease	4 years
Laboratory and office space
Operating leases
Maturity term of lease	9 years
Minimum period of notice for lease termination	12 months
First anniversary of lease termination possibility	3 years
Second anniversary of lease termination possibility	6 years
Less than 1 year
Operating leases
Operating lease commitments	€ 1,028	915	630
1-3 years
Operating leases
Operating lease commitments	465	1,159	1,130
3-5 years
Operating leases
Operating lease commitments	€ 33	€ 24	€ 142